Lease Agreements	3 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lease Agreements

Note 7 - Lease Agreements

Capital Lease Agreements

Capital lease agreements for delivery vehicles (disclosed in Note 4) require monthly payments totaling $724 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the capital leases was paid in full during July 2019 leaving one delivery vehicle capital lease remaining.

Operating Lease Agreements

In July 2019, the Company signed a lease agreement for certain property.  The lease expires in June 2021 and requires a non-refundable deposit of $10,000 and monthly installments of $3,000.  Rent expense for this lease totaled $9,000 for the three months ended September 30, 2019.  No rent expense was recognized under this agreement for the three months ended September 30, 2018.

The Company leases office and warehouse facilities under operating leases from an unrelated party which requires monthly payments of approximately $9,300 and expire through June 2020. These leases were assumed with the acquisition of Concepts and Solutions (Note 13) and no expense was incurred from the date of acquisition through September 30, 2019.

Future minimum lease payments at September 30, 2020 and 2021 total $59,000 and $35,250, respectively, with no other amounts due in future years.